Licensing Agreements (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2014	Oct. 02, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Total royalty revenue							$ 15,413	$ 205,439
Dethrone Royalty Holdings, Inc [Member]
Percentage of royalties revenue		10.00%
Number of common stock shares received to royalty payments		5,437,603
Common stock trading value		$ 114,190
Total royalty revenue							0	75,000
Partner Business Importacao e Exportacao, LTDA [Member]
Percentage of royalties revenue	10.00%
Total royalty revenue							0	75,000
Eye Fitness Pty Ltd [Member]
Total royalty revenue							$ 0	$ 0